General (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 ILS (₪)
Disclosure of joint ventures [line items]
Aggregate principal amount	₪ 144,000
Cash and cash equivalents	32,906		₪ 465,739	₪ 89,688	$ 8,780	$ 124,263	₪ 157,851
Proceeds from sales of property, plant and equipment, classified as investing activities	11,000
Purchase of property, plant and equipment, classified as investing activities			₪ 4,095	₪ 2,872
Description of rights, preferences and restrictions attaching to category of equity interest by entity without share capital	The Company holds approximately 63% of Elbit Medical share capital (41% on a fully diluted basis).	The Company holds approximately 63% of Elbit Medical share capital (41% on a fully diluted basis).
Description on relevant resources	(i) cash and cash equivalents (on a standalone basis) of approximately NIS 24 million; (ii) proceeds from payments on account of the sale of the Company's plot in Bangalore (India) in the amount of approximately NIS 12 million based on sale agreement signed on March 2018 and was amended through April 2019 as mentioned in Note 6a2b and taking in consideration possible delay in payments.; (iii) proceeds from sale of the Company's shares in Elbit Medical in the amount of approximately NIS 129 million (see also Note 21 1).	(i) cash and cash equivalents (on a standalone basis) of approximately NIS 24 million; (ii) proceeds from payments on account of the sale of the Company's plot in Bangalore (India) in the amount of approximately NIS 12 million based on sale agreement signed on March 2018 and was amended through April 2019 as mentioned in Note 6a2b and taking in consideration possible delay in payments.; (iii) proceeds from sale of the Company's shares in Elbit Medical in the amount of approximately NIS 129 million (see also Note 21 1).
EPI [Member]
Disclosure of joint ventures [line items]
Description of rights, preferences and restrictions attaching to category of equity interest by entity without share capital	Jointly controlled entity held 47% by the Company and by 47% by PC.	Jointly controlled entity held 47% by the Company and by 47% by PC.
Plaza Center N.V. ("PC") [Member]
Disclosure of joint ventures [line items]
Description of rights, preferences and restrictions attaching to category of equity interest by entity without share capital	The Company holds 44.9% in PC. For loss of control over PC during 2018 see Note 19 b.	The Company holds 44.9% in PC. For loss of control over PC during 2018 see Note 19 b.